Organization of the Company and Significant Accounting Policies: Property and Equipment Policy: Property and equipment estimated useful lives (Tables)	12 Months Ended
Dec. 31, 2015
Tables/Schedules
Property and equipment estimated useful lives
Computer Software	3 years
Computer Equipment	5 years
Office furniture and equipment	7 years